Note 6 Estimate of GDP, unemployment rate and HPI for the main geographies (Details) - Estimate scenario [Member]	Jun. 30, 2026
SPAIN | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.42%
Unemployment	9.95%
HPI	8.19%
SPAIN | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.09%
Unemployment	9.63%
HPI	2.89%
SPAIN | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.13%
Unemployment	9.15%
HPI	1.53%
SPAIN | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	1.97%
Unemployment	8.98%
HPI	1.21%
SPAIN | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	1.99%
Unemployment	8.73%
HPI	1.04%
SPAIN | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	2.04%
Unemployment	8.48%
HPI	0.98%
MEXICO | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	1.16%
Unemployment	2.85%
HPI	4.39%
MEXICO | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	1.84%
Unemployment	2.88%
HPI	4.59%
MEXICO | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	1.77%
Unemployment	3.01%
HPI	4.51%
MEXICO | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	1.90%
Unemployment	3.05%
HPI	4.37%
MEXICO | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	1.89%
Unemployment	3.11%
HPI	4.40%
MEXICO | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	1.88%
Unemployment	3.04%
HPI	4.38%
TURKEY | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.97%
Unemployment	8.55%
TURKEY | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	4.21%
Unemployment	8.83%
TURKEY | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.19%
Unemployment	9.23%
TURKEY | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.67%
Unemployment	9.55%
TURKEY | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	4.04%
Unemployment	9.73%
TURKEY | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	4.02%
Unemployment	9.85%
PERU | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.05%
Unemployment	5.99%
PERU | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.47%
Unemployment	5.87%
PERU | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.65%
Unemployment	5.76%
PERU | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.44%
Unemployment	5.65%
PERU | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	3.37%
Unemployment	5.55%
PERU | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	3.21%
Unemployment	5.46%
ARGENTINA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.97%
Unemployment	8.10%
ARGENTINA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.96%
Unemployment	7.33%
ARGENTINA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.95%
Unemployment	6.43%
ARGENTINA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.96%
Unemployment	5.60%
ARGENTINA | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	2.98%
Unemployment	4.83%
ARGENTINA | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	2.99%
Unemployment	4.13%
COLOMBIA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.62%
Unemployment	9.02%
COLOMBIA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.06%
Unemployment	9.34%
COLOMBIA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.80%
Unemployment	9.39%
COLOMBIA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.87%
Unemployment	9.40%
COLOMBIA | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	2.70%
Unemployment	9.35%
COLOMBIA | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	2.72%
Unemployment	9.20%